Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2014
Registrant Name	Eaton Vance Mutual Funds Trust
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Dec. 04, 2015
Document Effective Date	Dec. 04, 2015
Prospectus Date	Mar. 01, 2015
Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class A
Risk/Return:
Trading Symbol	EAEAX
Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class B
Risk/Return:
Trading Symbol	EBEAX
Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class C
Risk/Return:
Trading Symbol	ECEAX
Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class I
Risk/Return:
Trading Symbol	EIEAX
Eaton Vance Tax-Managed Global Dividend Income Fund | Class A
Risk/Return:
Trading Symbol	EADIX
Eaton Vance Tax-Managed Global Dividend Income Fund | Class B
Risk/Return:
Trading Symbol	EBDIX
Eaton Vance Tax-Managed Global Dividend Income Fund | Class C
Risk/Return:
Trading Symbol	ECDIX
Eaton Vance Tax-Managed Global Dividend Income Fund | Class I
Risk/Return:
Trading Symbol	EIDIX